UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      O.S.S. Capital Management LP
           --------------------------------------------------
Address:   598 Madison Avenue
           --------------------------------------------------
           New York, NY  10022
           --------------------------------------------------

Form 13F File Number:  028-10371
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Schafer Brothers LLC
           --------------------------------------------------
Title:     Oscar S. Schafer, Managing Member
           --------------------------------------------------
Phone:     212-756-8707
           --------------------------------------------------

Signature, Place, and Date of Signing:

          /s/ Oscar S. Schafer           New York, NY               8/14/07
       ------------------------   ------------------------------  ----------
             [Signature]                [City, State]               [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                          0
                                                -------------

Form 13F Information Table Entry Total:                    34
                                                -------------

Form 13F Information Table Value Total:            $1,425,920
                                                -------------
                                                (in thousands)


List of Other Included Managers:

NONE


                                                            VALUE      SHRS OR   SH/  PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS       CUSIP       (x$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE SHARED NONE
-----------------------   --------------      ---------   ---------   ---------  ---  ----  ----------  --------  ---- ----- -----
ACCO BRANDS CORP               COM            00081T108     43,560    1,889,800                SOLE        X        X

AMERICAN STD COS INC DEL       COM            029712106     26,924      456,500                SOLE        X        X

AVIS BUDGET GROUP              COM            053774105     63,433    2,231,188                SOLE        X        X

CROSSTEX ENERGY LP             COM            22765Y104     20,226      704,018                SOLE        X        X

CRYOLIFE INC                   COM            228903100     21,374    1,642,905                SOLE        X        X

DENBURY RES INC                COM NEW        247916208     27,375      730,000                SOLE        X        X

ENDO PHARMACEUTICALS HLDGS I   COM            29264F205     83,809    2,448,400                SOLE        X        X

FAIR ISAAC CORP                COM            303250104      6,018      150,000                SOLE        X        X

FLAMEL TECHNOLOGIES SA         SPONSORED ADR  338488109    119,236    5,686,047                SOLE        X        X

FLOWSERVE CORP                 COM            34354P105     65,120      909,500                SOLE        X        X

HEXCEL CORP NEW                COM            428291108    101,366    4,810,900                SOLE        X        X

INTERNATIONAL FLAVOR&FRAGRA    COM            459506101     46,942      900,300                SOLE        X        X

MEDIVATION INC                 COM            58501N101     31,981    1,565,400                SOLE        X        X

MSC INDL DIRECT INC            CL A           553530106     30,778      559,600                SOLE        X        X

NAUTILUS INC                   COM            63910B102        650       54,000        PUT     SOLE        X        X

NAUTILUS INC                   COM            63910B102        226       18,800        PUT     SOLE        X        X

NAUTILUS INC                   COM            63910B102        602       50,000        PUT     SOLE        X        X

NAUTILUS INC                   COM            63910B102        343       28,500        PUT     SOLE        X        X

NEW GOLD INC CDA               COM            644535106        163       25,000                SOLE        X        X

NOVEN PHARMACEUTICALS INC      COM            670009109     38,205    1,629,190                SOLE        X        X

PHARMION CORP                  COM            71715B409     47,809    1,651,420                SOLE        X        X

PHI INC                        COM NON VTG    69336T205      9,405      315,700                SOLE        X        X

SALLY BEAUTY HLDGS INC         COM            79546E104    105,506   11,722,875                SOLE        X        X

SHIRE PLC                      SPONSORED ADR  82481R106     94,145    1,270,000                SOLE        X        X

TYCO INTL LTD NEW              WHEN ISSUED    G9143X208     24,156      450,000                SOLE        X        X

TYCO INTL LTD NEW              COM            902124106      7,603      225,000                SOLE        X        X

TYCO INTL LTD NEW              COM            902124106     10,982      325,000        CALL    SOLE        X        X

URS CORP NEW                   COM            903236107     21,605      445,000                SOLE        X        X

VIRGIN MEDIA INC               COM            92769L101     89,955    3,691,226                SOLE        X        X

WASHINGTON GROUP INTL INC      COM NEW        938862208     44,006      550,000                SOLE        X        X

WESTERN UN CO                  COM            959802109     65,762    3,157,100                SOLE        X        X

WRIGHT EXPRESS CORP            COM            98233Q105     53,886    1,572,382                SOLE        X        X

WYNDAM WORLDWIDE CORP          COM            98310W108     60,991    1,682,059                SOLE        X        X

WYNN RESORTS LTD               COM            983134107     61,778      689,100                SOLE        X        X



34 TOTAL DATA RECORDS                          1,425,920

NOTE:

The limited contents of Forms 13F cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.